Results for the year - Employee costs - Employee costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr) employee	Dec. 31, 2020 DKK (kr) employee	Dec. 31, 2019 DKK (kr) employee
Disclosure of attribution of expenses by nature to their function [line items]
Wages and salaries	kr 28,939	kr 26,778	kr 25,335
Share-based payment costs (note 5.1)	1,040	823	363
Pensions – defined contribution plans	2,022	1,961	1,910
Pensions – defined benefit plans (note N/A)	139	138	151
Other social security contributions	2,203	1,862	1,963
Other employee costs	2,189	2,044	2,203
Total employee costs for the year	36,532	33,606	31,925
Employee costs capitalised as intangible assets and property, plant and equipment	(1,240)	(1,279)	(1,314)
Change in employee costs capitalised as inventories	(56)	(60)	(139)
Total employee costs in the income statement	kr 35,236	kr 32,267	kr 30,472
Number of employees
Average number of full-time employees | employee	46,171	43,759	42,218
Year-end number of full-time employees | employee	47,792	44,723	42,703
Employees (total) | employee	48,478	45,323	43,258
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 9,611	kr 8,896	kr 8,134
Sales and distribution costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	15,003	14,146	13,463
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	7,328	6,269	5,968
Administrative costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	3,098	2,848	2,679
Other Operating Income And Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 196	kr 108	kr 228